Guarantor and Non-Guarantor Financial Statements Guarantor and Non-Guarantor Financial Statements (Notes)	3 Months Ended
Mar. 31, 2012
Guarantor and Non-Guarantor Financial Statement [Abstract]
Guarantor and Non-Guarantor Financial Statements
19. Condensed Guarantor and Non-Guarantor Financial Information

On May 23, 2012, Kaiser Aluminum Corporation (the "Parent") issued $225.0 aggregate principal amount of its 8.250% Senior Notes due 2020 (the “Senior Notes”) pursuant to an indenture, dated May 23, 2012 (the “Indenture”), among the Parent, the subsidiary guarantors party thereto (the “Guarantor Subsidiaries”) and Wells Fargo Bank, National Association, as trustee (the “Trustee”). The Guarantor Subsidiaries currently include Kaiser Aluminum Investments Company, Kaiser Aluminum Fabricated Products, LLC, Kaiser Aluminum Mill Products Inc., Kaiser Aluminum Washington, LLC and Kaiser Aluminum Alexco, LLC, all of which are 100% owned by the Parent. The guarantees are full and unconditional and joint and several.

Pursuant to the requirements of Section 210.3-10(f) of Regulation S-X, the following tables present the condensed consolidating balance sheets as of March 31, 2012 and December 31, 2011, and the condensed consolidating statements of comprehensive income and condensed consolidating statements of cash flow for the quarters ended March 31, 2012 and March 31, 2011 for (i) the Parent and issuer, (ii) the Guarantor Subsidiaries on a combined basis, (iii) the Non-Guarantor Subsidiaries (as defined below) on a combined basis, (iv) Consolidating Adjustments, and (v) total consolidated amounts. In the following tables, "Non-Guarantor Subsidiaries" refers to Kaiser Aluminum Canada Limited, Trochus Insurance Company, DCO Management, LLC, Kaiser Aluminum France, S.A.S. and Kaiser Aluminum Beijing Trading Company; and "Consolidating Adjustments" represent the adjustments necessary to eliminate the investments in the Company's subsidiaries and other intercompany sales and cost of sales transactions. The condensed consolidating financial information should be read in conjunction with the consolidated financial statements herein.

CONDENSED CONSOLIDATING BALANCE SHEETS
March 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5.0	$71.6	$0.7	$—	$77.3
Receivables:
Trade, less allowance for doubtful receivables	—	125.8	4.3	—	130.1
Intercompany receivables	—	—	2.9	(2.9)	—
Other	—	0.9	0.4	—	1.3
Inventories	—	189.4	8.8	—	198.2
Prepaid expenses and other current assets	—	74.5	0.8	—	75.3
Total current assets	5.0	462.2	17.9	(2.9)	482.2
Investments in and advances to unconsolidated affiliates	1,111.9	7.3	—	(1,119.2)	—
Property, plant, and equipment — net	—	358.8	12.0	—	370.8
Long-term intercompany receivables	—	22.3	2.5	(24.8)	—
Net asset in respect of VEBA(s)	—	213.4	—	—	213.4
Deferred tax assets — net	—	178.9	(0.6)	8.6	186.9
Intangible assets — net	—	36.8	—	—	36.8
Goodwill	—	37.2	—	—	37.2
Other assets	41.0	18.9	3.1	—	63.0
Total	$1,157.9	$1,335.8	$34.9	$(1,138.3)	$1,390.3
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$0.1	$57.0	$8.3	$—	$65.4
Intercompany payable	—	2.9	—	(2.9)	—
Accrued salaries, wages, and related expenses	—	29.2	2.4	—	31.6
Other accrued liabilities	4.1	37.1	1.4	—	42.6
Payable to affiliate	—	22.4	—	—	22.4
Long-term debt-current portion	—	1.7	—	—	1.7
Total current liabilities	4.2	150.3	12.1	(2.9)	163.7
Net liability in respect of VEBA	—	20.4	—	—	20.4
Long-term intercompany payable	22.0	2.5	0.3	(24.8)	—
Long-term liabilities	44.6	53.7	17.8	—	116.1
Cash convertible senior notes	149.8	—	—	—	149.8
Other long-term debt	—	3.0	—	—	3.0
Total liabilities	220.6	229.9	30.2	(27.7)	453.0

Total stockholders’ equity	937.3	1,105.9	4.7	(1,110.6)	937.3
Total	$1,157.9	$1,335.8	$34.9	$(1,138.3)	$1,390.3
CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5.0	$43.0	$1.8	$—	$49.8
Receivables:
Trade, less allowance for doubtful receivables	—	96.0	2.9	—	98.9
Intercompany receivables	—	2.3	0.2	(2.5)	—
Other	—	0.8	0.4	—	1.2
Inventories	—	196.6	9.1	—	205.7
Prepaid expenses and other current assets	6.9	71.0	1.0	—	78.9
Total current assets	11.9	409.7	15.4	(2.5)	434.5
Investments in and advances to unconsolidated affiliates	1,036.9	5.8	—	(1,042.7)	—
Property, plant, and equipment — net	—	355.9	11.9	—	367.8
Long-term intercompany receivables	—	22.0	2.5	(24.5)	—
Net asset in respect of VEBA(s)	—	144.7	—	—	144.7
Deferred tax assets — net	—	218.9	(0.6)	8.6	226.9
Intangible assets — net	—	37.2	—	—	37.2
Goodwill	—	37.2	—	—	37.2
Other assets	50.2	19.2	2.9	—	72.3
Total	$1,099.0	$1,250.6	$32.1	$(1,061.1)	$1,320.6
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$57.1	$5.1	$—	$62.2
Intercompany payable	—	0.2	2.3	(2.5)	—
Accrued salaries, wages, and related expenses	—	28.7	2.2	—	30.9
Other accrued liabilities	2.2	38.0	0.8	—	41.0
Payable to affiliate	—	14.4	—	—	14.4
Long-term debt-current portion	—	1.3	—	—	1.3
Total current liabilities	2.2	139.7	10.4	(2.5)	149.8
Net liability in respect of VEBA	—	20.6	—	—	20.6
Long-term intercompany payable	22.0	2.5	—	(24.5)	—
Long-term liabilities	54.0	53.5	18.5	—	126.0
Cash convertible senior notes	148.0		—	—	148.0
Other long-term debt	—	3.4	—	—	3.4
Total liabilities	226.2	219.7	28.9	(27.0)	447.8

Total stockholders’ equity	872.8	1,030.9	3.2	(1,034.1)	872.8
Total	$1,099.0	$1,250.6	$32.1	$(1,061.1)	$1,320.6

CONDENSED STATEMENT OF CONSOLIDATING COMPREHENSIVE INCOME
Quarter Ended March 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$355.5	$32.6	$(22.7)	$365.4
Costs and expenses:
Cost of products sold:
Cost of products sold, excluding depreciation, amortization and other items	—	287.4	29.9	(22.3)	295.0
Depreciation and amortization	—	6.1	0.2	—	6.3
Selling, administrative, research and development, and general	0.5	17.7	—	(0.3)	17.9
Total costs and expenses	0.5	311.2	30.1	(22.6)	319.2
Operating (loss) income	(0.5)	44.3	2.5	(0.1)	46.2
Other (expense) income:
Interest expense	(4.0)	(0.1)	—	—	(4.1)
Other income (expense), net	0.5	0.2	—	—	0.7
Income before income taxes	(4.0)	44.4	2.5	(0.1)	42.8
Income tax provision	—	(16.8)	(0.7)	1.2	(16.3)
Earnings in equity of subsidiaries	30.5	1.7	—	(32.2)	—
Net income	$26.5	$29.3	$1.8	$(31.1)	$26.5

Comprehensive income (loss)	$27.6	$30.7	$1.5	$(32.2)	$27.6
CONDENSED STATEMENT OF CONSOLIDATING COMPREHENSIVE INCOME
Quarter Ended March 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$312.9	$35.0	$(25.3)	$322.6
Costs and expenses:
Cost of products sold:
Cost of products sold, excluding depreciation, amortization and other items	—	272.6	33.1	(24.8)	280.9
Depreciation and amortization	—	6.1	0.2	—	6.3
Selling, administrative, research and development, and general	0.4	13.8	1.9	(0.5)	15.6
Total costs and expenses	0.4	292.5	35.2	(25.3)	302.8
Operating (loss) income	(0.4)	20.4	(0.2)	—	19.8
Other (expense) income:
Interest expense	(3.8)	(0.7)	—	—	(4.5)
Other income (expense), net	1.6	0.1	—	—	1.7
Income before income taxes	(2.6)	19.8	(0.2)	—	17.0
Income tax provision	—	(7.0)	(0.4)	1.2	(6.2)
Earnings in equity of subsidiaries	13.4	(0.6)	—	(12.8)	—
Net income (loss)	$10.8	$12.2	$(0.6)	$(11.6)	$10.8

Comprehensive income (loss)	$11.2	$12.9	$(0.9)	$(12.0)	$11.2
CONDENSED STATEMENTS OF CONSOLIDATING CASH FLOWS
Quarter Ended March 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$0.1	$35.7	$(0.8)	$—	$35.0
Cash flows from investing activities:
Capital expenditures	—	(8.7)	(0.3)	—	(9.0)
Change in restricted cash	6.9	0.3	—	—	7.2
Net cash used in investing activities	6.9	(8.4)	(0.3)	—	(1.8)
Cash flows from financing activities:
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	—	1.3	—	—	1.3
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(2.1)	—	—	—	(2.1)
Cash dividend paid to stockholders	(4.9)	—	—	—	(4.9)
Net cash (used in) provided by financing activities	(7.0)	1.3	—	—	(5.7)
Net increase (decrease) in cash and cash equivalents during the period	—	28.6	(1.1)	—	27.5
Cash and cash equivalents at beginning of period	5.0	43.0	1.8	—	49.8
Cash and cash equivalents at end of period	$5.0	$71.6	$0.7	$—	$77.3

CONDENSED STATEMENTS OF CONSOLIDATING CASH FLOWS
Quarter Ended March 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$5.8	$10.2	$(0.2)	$—	$15.8
Cash flows from investing activities:
Capital expenditures	—	(5.8)	(0.4)	—	(6.2)
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)	—	(83.2)	—	—	(83.2)
Net cash used in investing activities	—	(89.0)	(0.4)	—	(89.4)
Cash flows from financing activities:
Repayment of promissory notes	—	(0.3)	—	—	(0.3)
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(1.1)	—	—	—	(1.1)
Cash dividend paid to stockholders	(4.7)	—	—	—	(4.7)
Net cash used in financing activities	(5.8)	(0.3)	—	—	(6.1)
Net decrease in cash and cash equivalents during the period	—	(79.1)	(0.6)	—	(79.7)
Cash and cash equivalents at beginning of period	5.0	129.6	1.0	—	135.6
Cash and cash equivalents at end of period	$5.0	$50.5	$0.4	$—	$55.9